Payables to third parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Payables to third parties	R$ 13,217,150	R$ 10,101,510
Transactions settled	533,436	739,951
Balances maintained	R$ 5,167,577	R$ 3,566,818
Average interest rate (as a percent of CDI)	59.00%	45.00%
Maximum
Statement [Line Items]
Payables to third parties, average settlement terms	14 days